Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue	$ 121,925	$ 33,568	$ 0
Time charter expenses	(3,499)	(355)	0
Direct vessel expenses	(633)	0	0
Management fees	(35,679)	(9,752)	0
General and administrative expenses	(4,241)	(1,902)	(994)
Share based compensation	0	(2,140)	0
Transaction costs	0	(8,019)	0
Depreciation and amortization	(38,638)	(10,120)	0
Prepayment penalties & write-off of deferred finance fees	(935)	(5,441)	0
Interest income	1,414	862	346
Interest expenses and finance cost, net	(43,165)	(10,651)	0
Other (expense)/income, net	(406)	404	0
Net loss	(3,857)	(13,546)	(648)
Incremental fair value of securities offered to induce warrants exercise	0	(647)	0
Dividend declared on preferred shares Series B	(108)	0	0
Undistributed loss attributable to Series C participating preferred shares	587	0	0
Net loss attributable to common shareholders	$ (3,378)	$ (14,193)	$ (648)
Net loss per share, basic	$ (0.08)	$ (0.43)	$ (0.03)
Weighted average number of shares, basic	41,409,433	32,677,318	21,505,001
Net loss per share, diluted	$ (0.08)	$ (0.43)	$ (0.02)
Weighted average number of shares, diluted	41,409,433	32,677,318	21,505,001